Nature of Operations and Going Concern (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Oct. 01, 2023	Sep. 30, 2023
Nature of Operations and Going Concern [Abstract]
Cash and cash equivalents	$ 108,198,015	$ 2,500,894	$ 2,500,894	$ 229,702	$ 229,702